Restricted Cash - Summary of Disclosure of Restricted Cash (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash [Abstract]
Captive insurance	$ 19,616	$ 19,044
Other	275	294
Restricted cash and cash equivalents	$ 19,891	$ 19,338